Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,293,020.00
Previously Paid Amount	0.00
Total Fee Amount	1,728.96
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,728.96
Narrative - Max Aggregate Offering Price	$ 11,293,020.00
Final Prospectus	true